Risks - Credit risk (Details) - Credit risk [member] - Trade receivables [member] - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risks
Credit risk exposure	€ 53,052	€ 52,698	€ 51,043
Non-due
Risks
Credit risk exposure	41,934	41,895	41,764
Less than 30 days
Risks
Credit risk exposure	6,683	7,053	5,451
31-60 days
Risks
Credit risk exposure	1,294	1,213	2,212
61-90 days
Risks
Credit risk exposure	825	983	656
91-180 days
Risks
Credit risk exposure	2,058	935	458
More than 181 days
Risks
Credit risk exposure	€ 258	€ 619	€ 502